Business Combination (Details) - Schedule of Unaudited Pro Forma Results of Operations $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of Unaudited Pro Forma Results of Operations [Abstract]
Revenue	$ 10,670
Net loss	(19,977)
add back: acquisition costs	1,628
Adjusted net loss	$ (18,349)